Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for cash and cash equivalents [text block]
	12/31/2024	12/31/2023
Cash	35,761	52,888
Short-term investments	30,292	11,515
	66,053	64,403